Schedule of Summary of Restricted Stock Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares, Ending balance	456	869
Weighted average grant date value, Ending balance	$ 0.25	$ 0.04
Number of shares, Granted	180	55
Weighted average grant date value, Granted	$ 0.08	$ 0.19
Number of shares, Forfeited	(64)	(13)
Weighted average grant date value, Forfeitures	$ 0.28	$ 0.54
Number of shares, Vested	(480)	(455)
Weighted average grant date value, Vested	$ 0.20	$ 0.36
Number of shares, Ending balance	92	456
Weighted average grant date value, Ending balance	$ 0.11	$ 0.25